Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Repayment schedule [Abstract]
Project debt	$ 5,374,190	$ 5,237,614
Remainder of 2021 [Member]
Repayment schedule [Abstract]
Interest repayment	18,021
Nominal repayment	202,332
Between January and June 2022 [Member]
Repayment schedule [Abstract]
Project debt	136,155
Between July and December 2022 [Member]
Repayment schedule [Abstract]
Project debt	194,551
2021 [Member]
Repayment schedule [Abstract]
Interest repayment		19,287
Nominal repayment		293,059
2022 [Member]
Repayment schedule [Abstract]
Project debt		328,364
2023 [Member]
Repayment schedule [Abstract]
Project debt	364,781	355,806
2024 [Member]
Repayment schedule [Abstract]
Project debt	378,875	371,548
2025 [Member]
Repayment schedule [Abstract]
Project debt	512,890	508,843
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,566,585	$ 3,360,707